GCAT 2022-NQM4 Trust ABS-15G

Exhibit 99.27

Exception Detail
Run Date - 08/03/2022 8:37:18 AM
Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
438288499			6886517	187	XXXXXXXXXX	Credit	Flood Certificate		Flood Certificate - is missing.		Please provide a copy of final flood cert.	Information provided			05/23/2022			A	1	XXXXXXXXXX	LA	P	1	C	A	C	A	A	A	A	A		Non-QM	1
438288510			6886519	72	XXXXXXXXXX	Credit	Closing Package		Closing Package -		The Loan Approval documents reflected XX was the Guarantor; however, the Guaranty was signed by someone other than XX.	Information provided			06/07/2022			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
438288495			6886520	861	XXXXXXXXXX	Credit	Note		Note - Other:		Please confirm Prepayment Penalty. There is a fully executed Prepayment Addendum to the Note in the file, however, the terms on the Prepayment Penalty Addendum are not completed. Please provide corrected Note and/or Prepayment Addendum and confirm the prepayment terms. (Currently reads as If within the first BLANK MONTHS & also Prepayment charge will equal BLANK % of the amount prepaid).	client confirmed that there is no PPP on this loan, the terms were blank and the Final CD states there is No Prepayment penalty.		Client 05/19/2022 12:41 PM; Confirming that there is no PPP on this loan, the terms were blank and the Final CD states there is No Prepayment penalty. Please Clear, thanks! Reviewer 05/19/2022 12:46 PM; Hello, Condition has been cleared. Thank you! Reviewer 05/19/2022 12:46 PM;	05/19/2022			A	1	XXXXXXXXXX	FL	I	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
438288502			6886521	387	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		The Tax Record Information Sheet is missing from the file, in order to validate annual property taxes of $2,178.96.	taxes showing on title report		Client 05/26/2022 05:57 PM; Tax cert in file is correct, Underwriter made a rounding error. Correct monthly tax payment is $181.55. Please clear, thanks! Reviewer 05/27/2022 08:34 AM; deficiency cleared	05/27/2022			A	1	XXXXXXXXXX	FL	I	1		B	C	B		N/A	A	A		Exempt	1
438288502			6886522	387	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		Proof of Hazard Insurance Premium ($1,508.64) is missing from the loan file. The Accord "Evidence of Property Insurance" Binder provided only lists that that amount due now is $0, but does not list what the premium was.	received			06/09/2022			A	1	XXXXXXXXXX	FL	I	1		B	C	B		N/A	A	A		Exempt	1
438288502			6886523	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		The is a 1x30 delinquency on a HELOC. Guideline stated delinquency must be 0x30.		COMPENSATING FACTORS: (1) Experienced Investor; owns 3 other investment properties. (2) FICO score of 735. (3) LTV of 70%.				05/25/2022	B	2	XXXXXXXXXX	FL	I	1		B	C	B		N/A	A	A		Exempt	1
438288502			6886524	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Gift Funds of $100,000 were received for this transaction. Guidelines state that gift funds are not allowed on DSCR loans.		COMPENSATING FACTORS: (1) Experienced Investor; owns 3 other investment properties. (2) FICO score of 735. (3) LTV of 70%.				05/25/2022	B	2	XXXXXXXXXX	FL	I	1		B	C	B		N/A	A	A		Exempt	1
438288498			6886525	986	XXXXXXXXXX	Compliance	Compliance		Compliance - E-Consent- missing evidence of borrower’s e-consent prior to earliest e-signature event		Document missing from file. Please provide E-consent form reflecting the borrower(s) chose to E-sign loan documents on or prior to 04/21/2022.	Information provided			05/25/2022			A	1	XXXXXXXXXX	PA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
438288503			6886526	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		The minimum loan amount for Lendsure is $150,000. The subject mortgage is XX		COMPENSATING FACTORS: (1) Low LTV of 53%. (2) Excellent credit with no major credit events. (3) Seasoned homeowner.				05/26/2022	B	2	XXXXXXXXXX	GA	I	13	C	B	C	B	N/A	N/A	A	A		Exempt	1
438288500			6894308	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		The property allows owner occupied units in condominium.		The exception was granted for an investment purchase for this property with the following compensating factors; Credit history dates back to 1983; Borrower has owned investment property since 2013 and sufficient assets with approximately $149K after closing.				05/23/2022	B	2	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
438288500			6894309	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Deed of Trust/Mortgage is incomplete. COMMENT The day in the notary section of the DOT is not completed. Need a corrected copy along with letter of intent to re-record.	Information provided - Scrivner's affidavit for omitted date of 5/16/2022		Reviewer 05/25/2022 11:16 AM; compliance reviewing	06/10/2022			A	1	XXXXXXXXXX	FL	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
438288492			6911046	72	XXXXXXXXXX	Credit	Closing Package		Closing Package -		Funding date is in the future. Provide proof of disbursement.	Information provided			05/25/2022			A	1	XXXXXXXXXX	CA	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
438288491			6886534	323	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Exception requested for gift funds. Guideline Gift funds only utilized on owner occupied properties. Loan Gift funds received from relatives.		Exception approved due to compensating factor: experienced homeowners (primary & investment), perfect mortgage history, 25% funds down, nice collateral.				05/09/2022	B	2	XXXXXXXXXX	OR	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
438288494			6886542	986	XXXXXXXXXX	Compliance	Compliance		Compliance - E-Consent- missing evidence of borrower’s e-consent prior to earliest e-signature event		Missing E-consent dated 3/28/22.	Information provided			05/19/2022			A	1	XXXXXXXXXX	TX	P	1	C	B	C	B	C	A	A	A		Non-QM	1
438288494			6886543	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Borrower has less than 2 years self-employment.		The exception was granted with the following compensating factors: 26 years in current residence; long term in the field; good residual income at $23,283 and reserves of $104694.				05/19/2022	B	2	XXXXXXXXXX	TX	P	1	C	B	C	B	C	A	A	A		Non-QM	1
438288494			6886544	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Payment shock is greater than 3X		The exception was granted with the following compensating factors: 26 years in current residence; long term in the field; good residual income at $23,283 and reserves of $104694.				05/19/2022	B	2	XXXXXXXXXX	TX	P	1	C	B	C	B	C	A	A	A		Non-QM	1
438288480			6886546	666	XXXXXXXXXX	Compliance	Sales Contract		Sales Contract - Compliance \ Sales Contract missing		Sales Contract must be present.	Information provided			06/16/2022			A	1	XXXXXXXXXX	MA	P	1	C	A	A	A	C	A	A	A		Non-QM	1
438288509			6911193	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Lendsure will allow up to 70% investor-owned to program max LTV up to 90% at max LTV of 65%,Minimum square footage = 600 square feet.		Lendsure will allow up to 70% investor-owned to program max LTV: up to 90% at max LTV of 65%,Minimum square footage = 600 square feet. Non-warrantable condo with 90.9% rental concentration. Q footage 583. Approved by r. Management at 70% LTV with .50 to LMC and .25 to rate for exception. *per appraisal sq ft 636. Pricing ( May 1t Expanded AA rate sheet) 6.375 ( base rate) +.50 (NW Condo) +.25 (exception)=7.125% .50 to LMC (for exception) 2 pts to Broker. Unstacked/tacked. Loan Amt: $399,000/$489,975. LTV=70%/71.75%				06/07/2022	B	2	XXXXXXXXXX	TN	I	1	A	B	A	B	N/A	N/A	A	A		Exempt	1
438288472			6886549	387	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		The Tax Record Information Sheet (or any other supporting document) is missing from the loan file; needed to validate the $20,525.88 annual ($1,710.49 monthly) property taxes that was used on the Initial Escrow Account Disclosure Statement and the First Payment Letter.	document provided		Client 06/27/2022 01:33 PM; Per UW, Taxes were previously calculated based on the 2022 assessment and tax rate reflected on the property tax assessment from the Harris County Appraisal District. $890,244x 2.30564%= $20,525.82 &#x0D; Reviewer 06/27/2022 02:39 PM; deficiency cleared	06/27/2022			A	1	XXXXXXXXXX	TX	P	3	D	A	D	A	A	A	A	A		Non-QM	1
438288472			6886550	431	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Verification of assets (statements/VOD) incomplete/missing		Bank Statement for American First National Bank acct #7627 for HAFC, INC with the period of 4/01/2021 to 4/30/2021 ($585,017.64 in monthly deposits) is missing from the loan file.	document provided		Reviewer 06/22/2022 08:28 AM; supply stmt dated XX/XXXX used in monthly income calculations	06/28/2022			A	1	XXXXXXXXXX	TX	P	3	D	A	D	A	A	A	A	A		Non-QM	1
438288476			6886553	884	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			06/23/2022			A	1	XXXXXXXXXX	NJ	P	1	C	A	A	A	C	A	A	A		Non-QM	1
438288476			6886554	970	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Missing		File is missing the Initial CD. Only CD in file was issued and signed on consummation date of 6/17/2022	Information provided			06/23/2022			A	1	XXXXXXXXXX	NJ	P	1	C	A	A	A	C	A	A	A		Non-QM	1
438288486			6886555	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Min loan amount is $150000		Comp factors: In file since 1981. Assets after close=$42738. Residual = $2572.01				06/23/2022	B	2	XXXXXXXXXX	FL	P	1		B	C	B		A	A	A		Non-QM	1
438288478			6911125	272	XXXXXXXXXX	Valuation	UW Collateral		UW Collateral - UW - Appraisal Other		Missing sign off for rural property.	SR Mgmt approval noted on Loan Summary final approval		Client 06/30/2022 05:28 PM; Hi, loan summary and approval states rural property approved by sr mgt in top section, first line. Thanks! Reviewer 06/30/2022 06:46 PM; Condition has been reviewed Thank you Reviewer 07/01/2022 11:24 AM; LendSure Loan Approval does not reflect a Deviation Request for Rural Property Client 07/01/2022 03:49 PM; Please clear, explanation in previous escalation. Thanks!! Reviewer 07/05/2022 06:39 AM; deficiency cleared	07/05/2022			A	1	XXXXXXXXXX	MD	P	1	C	A	A	A	A	A	C	A		Non-QM	1
438288478			6911126	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Loan Summary Final Approval indicates Income Doc Type as Full Doc-1 yr taxes. Loan Underwriting Analysis indicates Alt-A Bank Stmt Fixed. Doc Type must match.	LendSure Approval Income Doc Type Bank Stmt-12mo provided			06/30/2022			A	1	XXXXXXXXXX	MD	P	1	C	A	A	A	A	A	C	A		Non-QM	1
438288478			6911127	320	XXXXXXXXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Final 1003 indicates Predential/Retirement Funds of $160,920.00 however statements have not been provided. Loan is short cash to close and reserves requirement.	MedStar Health Retirement statement provided			06/30/2022			A	1	XXXXXXXXXX	MD	P	1	C	A	A	A	A	A	C	A		Non-QM	1
438288479			6886560	897	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID CD- Other		Please provide a PCCD moving the HOA Advance dues to section H or Please provide proof of refund of $93, LOX to borrower and a PCCD reflecting cure for this Zero tolerance violation.	Information provided			06/20/2022			A	1	XXXXXXXXXX	NV	P	1	C	B	C	B	C	A	A	A		Non-QM	1
438288479			6886561	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			06/20/2022			A	1	XXXXXXXXXX	NV	P	1	C	B	C	B	C	A	A	A		Non-QM	1
438288479			6886562	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		No mortgage or rent history since the borrower was living rent-free. Guidelines for FTHB state that there must be a mortgage/rent history & rating.		COMPENSATING FACTORS: (1) Good Credit; FICO 775. (2) Good Equity. (3) Great job time of 26 years. (4) Good pride in ownership since being in the home for 7 years.				06/16/2022	B	2	XXXXXXXXXX	NV	P	1	C	B	C	B	C	A	A	A		Non-QM	1
438288479			6886563	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		$140,000 Gift Of Equity from the borrower's boyfriend. Guidelines state a Gift of Equity must come from a family member.		COMPENSATING FACTORS: (1) Good Credit; FICO 775. (2) Good Equity. (3) Great job time of 26 years. (4) Good pride in ownership since being in the home for 7 years.				06/16/2022	B	2	XXXXXXXXXX	NV	P	1	C	B	C	B	C	A	A	A		Non-QM	1
438288484	6886564	330	XXXXXXXXXX	Credit	UW Credit	UW Credit - UW - Credit Other	DTI exceeds guidelines over 45% with 88.99% LTV. Other debt $81. Total debt $1,441.90.	Exception for DTI of 45.619% over guidelines granted. Low Payment shock of 1.37: Excellent credit including rent history and mortgage on investment property: seasoned homeownership.	Client 06/23/2022 12:58 PM; Hi! Could you please include your calculations/clarification on how you came up with the numbers? That way we can compare to what we have in our system. Thanks.

 Reviewer 06/24/2022 12:31 PM; deficiency updated

 Client 06/29/2022 02:00 PM; The Credit Union 1 Account (x6782) amounting to $51 should not be included in DTI. This account belongs to the borrower's former spouse and is not supposed to be reflected on borrower credit. Please see updated approval, summary, and UW analysis. Thanks.

 Reviewer 06/30/2022 11:04 AM; deficiency open

 Reviewer 06/30/2022 11:04 AM; Credit report dated 5/24/22 shows open debt with Credit Union 1 x1001 with balance of $1,020/ at 5%=$51 monthly.

 Reviewer 06/30/2022 06:16 PM; The Loan Approvakl provided does not reflect comments regarding the Credit Union acount belonging to ex-spouce.Thx

 Client 07/01/2022 03:24 PM; Loan approval does reflect this, as evidenced by the DTI now reflecting 43%.

 Reviewer 07/01/2022 03:40 PM; acct showing JOINT, evidence responsible by ex husband or exception is required

 Reviewer 07/05/2022 06:16 AM; deficiency open

 Reviewer 07/05/2022 06:16 AM; income $3094.98 PITIA $1360.90 and debt $51 =45.61% DTI, 6/10 final approval shows 43.971%- supply update approval

																	07/06/2022	B	2	XXXXXXXXXX	IL	P	1	A	B	A	B	A	A	A	A		Non-QM	1
438288487			6894550	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		GUDELINE EXCEPTION 3 x pay shock Less than 2 years self employment		GUDELINE EXCEPTION 3 x payshock Less than 2 years self employment DEVIATION REQUEST Allow pay shock over 3x Allow less than 2 years self employed COMPENSATING FACTOR Note rate 6.250% Qual rate 6.25% Mayb 17 pricing 6.250% - 1.5 PTs to BPC stacked and 1.125 to LMC for rate buydown also stacked				06/19/2022	B	2	XXXXXXXXXX	CA	P	1	C	B	C	B	A	A	A	A		Non-QM	1
438288475			6886570	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		The borrower has not been self-employed for the required minimum of 2 years.		The exception was granted for not meeting required time of self-employment with the following compensating factors: The borrower has been in the same line of work for 26 years, residual income is $12,577 and reserves are $312,184.				06/20/2022	B	2	XXXXXXXXXX	CA	P	1	C	B	C	B	A	A	A	A		Non-QM	1
438288511			6886572	323	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Exception requested for DSCR. Guideline minimum required DSCR is 1.0. Loan DSCR on the loan is .84.		Exception approved due to compensating factors: seasoned investor for 12 years, perfect credit, 18 years credit depth.				06/07/2022	B	2	XXXXXXXXXX	NC	I	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
438288471			6886574	323	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Requirements for Program		Exception requested for LTV. Guidelines max LTV is 85% for FTHB. Loan LTV is 90%		Exception approved due to compensating factors: in file since 2017, assets after close over $15k				06/24/2022	B	2	XXXXXXXXXX	KY	P	1	C	B	C	B	A	A	A	A		Non-QM	1